Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of contractual obligations

Payments due for contractual obligations as of December 31, 2017 by due date:

EURm	Within 1 year	1 to 3 years	4 to 5 years	More than 5 years	Total
Purchase obligations(1)	1 983	471	67	5	2 526
Operating leases(2)	255	335	185	186	961
Total	2 238	806	252	191	3 487

(1)	Includes inventory purchase obligations, service agreements and outsourcing arrangements.
(2)	Includes leasing costs for office, manufacturing and warehouse space under various non-cancellable operating leases. Certain contracts contain renewal options for various periods of time.

Schedule of guarantees and other contingent commitments

EURm	2017	2016
Collateral for own commitments
Assets pledged	5	5
Contingent liabilities on behalf of Group companies(1)
Guarantees issued by financial institutions	1 678	1 805
Other guarantees	487	794
Contingent liabilities on behalf of associated companies and joint ventures
Financial guarantees	–	11
Contingent liabilities on behalf of other companies
Other guarantees	27	135
Financing commitments
Customer finance commitments(2)	495	223
Financing commitments to associated companies	20	–
Venture fund commitments(3)	396	525

(1)

In contingent liabilities on behalf of Group companies, the Group reports guarantees that have been given to third parties in the normal course of business. These are mainly guarantees given by financial institutions to the Group’s customers for the performance of the Group’s obligations under supply agreements, including tender bonds, performance bonds, and warranty bonds issued by financial institutions on behalf of the Group. Additionally, the Group has issued corporate guarantees with primary obligation given directly to customers with these guarantees amounting to EUR 1 114 million (EUR 1 608 million in 2016). In Other guarantees, the Group reports guarantees related to non-commercial contracts that support business activities. As a result of internal policies and active management of outstanding guarantee exposure, the Group has not been subject to any material guarantee claims during recent years.

(2)

Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 36, Risk management.

(3)

In 2016, Nokia Growth Partners announced the closing of a new USD 350 million fund for investments in Internet of Things companies. The fund is sponsored by the Group and will serve to identify new opportunities to grow the ecosystem in these solutions. As a limited partner in Nokia Growth Partners and certain other funds making technology-related investments, The Group is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.